Fair Value Measurement (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Measurement Input, Default Rate [Member]
Fair Value Measurement [Line Items]
Percentage of probability default	5.00%
Measurement Input, Discount Rate [Member]
Fair Value Measurement [Line Items]
Percentage of probability default	5.00%
Minimum [Member]
Fair Value Measurement [Line Items]
Convertible notes	$ 1.5
Maximum [Member]
Fair Value Measurement [Line Items]
Convertible notes	1.6
Convertible Note [Member]
Fair Value Measurement [Line Items]
Convertible notes	$ 2.6
Convertible Note [Member] | Series A Preferred Stock [Member]
Fair Value Measurement [Line Items]
Price per share		$ 10.98
Business Combination [Member]
Fair Value Measurement [Line Items]
Expected dividend yield	0.00%